12) Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries	R$ (9,280,777)	R$ (9,768,305)	R$ (8,350,461)
Benefits	(4,659,876)	(5,911,496)	(4,383,644)
Social security charges	(3,404,017)	(3,470,191)	(2,997,889)
Employee profit sharing	(1,533,955)	(1,803,545)	(1,682,868)
Training	(86,852)	(190,031)	(166,936)
Total	R$ (18,965,477)	R$ (21,143,568)	R$ (17,581,798)